Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document And Entity Information
Entity Registrant Name	ADM ENDEAVORS, INC.
Entity Central Index Key	0001588014
Document Type	8-K/A
Document Period End Date	Dec. 31, 2017
Amendment Flag	true
Amendment Description	ADM Endeavors, Inc. (the "Company") is filing this Current Report on Form 8-K/A ("Amendment No. 1") to amend its Current Report on Form 8-K filed with the Securities and Exchange Commission on April 25, 2018 (the "Initial Report"), which disclosed the completion of the Company's acquisition of Just Right Products, Inc., a Texas corporation ("JRP"). The information previously reported in the Initial Report is hereby incorporated by reference into this Amendment No. 1. This Amendment No. 1 is being filed solely to provide the information required by Item 9.01 of Form 8-K and does not amend the Initial Report in any manner other than such Item 9.01.
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Document Fiscal Year Focus	2017